UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00653 )

Exact name of registrant as specified in charter: Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:
Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
7/31/06 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (37.6%)(a)
	Principal amount	Value

AMP CMBS 144A FRB Ser. 06-1A, Class A, 6.231's, 2047
(Cayman Islands)	$2,520,000	$2,520,000
Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029	1,377,000	1,380,367
Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	815,000	821,130
Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.009s, 2029	2,347,000	2,438,861
Banc of America Commercial Mortgage, Inc.
Ser. 04-3, Class A5, 5.303s, 2039	5,560,000	5,481,104
FRB Ser. 05-1, Class A5, 4.981s, 2042	163,000	157,931
Ser. 06-1, Class XC, Interest Only (IO) , 0.042s, 2045	113,490,254	808,665
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	880,000	871,143
Ser. 02-PB2, Class XC, IO, 0.262s, 2035	54,933,181	1,019,268
Ser. 05-1, Class XW, IO, 0.160s, 2042	225,897,987	1,058,414
Ser. 05-4, Class XC, IO, 0.044s, 2045	105,319,555	764,176
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.319s, 2018	443,000	444,466
FRB Ser. 04-BBA4, Class G, 6.069s, 2018	595,000	596,893
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.337s, 2014	552,000	550,977
FRB Ser. 02-FL2A, Class K1, 7.837s, 2014	190,000	189,698
FRB Ser. 05-BOCA, Class M, 7.469s, 2016	1,362,000	1,361,986
FRB Ser. 05-MIB1, Class K, 7.369s, 2022	669,000	658,755
FRB Ser. 05-ESHA, Class K, 7.159s, 2020	2,099,000	2,100,136
FRB Ser. 05-BOCA, Class L, 7.069s, 2016	1,315,000	1,314,988
FRB Ser. 06-LAQ, Class L, 6.895s, 2021	1,279,000	1,283,035
FRB Ser. 06-LAQ, Class M, 6.99s, 2021	1,535,000	1,538,864
FRB Ser. 05-BOCA, Class K, 6.719s, 2016	465,000	464,996
FRB Ser. 05-BOCA, Class J, 6.469s, 2016	250,000	249,998
FRB Ser. 05-MIB1, Class J, 6.419s, 2022	1,805,000	1,808,061
FRB Ser. 05-BOCA, Class H, 6.319s, 2016	250,000	249,998
FRB Ser. 05-ESHA, Class G, 6.239s, 2020	1,050,000	1,050,771
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	58,458,486	426,000
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015	35,298,026	2,047
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	2,282,612	2,279,669
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.685s, 2035	2,281,318	2,281,318
Ser. 04-2, IO, 1.72s, 2034	8,221,574	612,122
Ser. 06-2A, IO, 0.879s, 2036	4,079,353	360,488
Ser. 05-3A, IO, 0.775s, 2035	23,722,135	1,946,569
Ser. 05-1A, IO, 0.775s, 2035	9,610,551	741,814
Ser. 04-3, IO, 0.775s, 2035	8,582,411	662,455
Bear Stearns Commercial Mortgage Securities, Inc. Ser.
05-PWR9, Class X1, IO, 0.028s, 2042	52,080,344	514,710
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 7.019s, 2018	2,313,000	2,313,000
FRB Ser. 05-LXR1, Class H, 6.569s, 2018	1,285,000	1,285,000
FRB Ser. 05-LXR1, Class G, 6.319s, 2018	1,285,000	1,285,000
Ser. 06-BBA7, Class X1A, IO, 1.766s, 2019	27,120,000	571,085
Ser. 05-LXR1, Class X1, IO, 0.818s, 2018	125,053,256	685,504
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	111,334,118	513,139
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.198s, 2032	619,000	683,424
Ser. 04-PR3I, Class X1, IO, 0.248s, 2041	22,747,032	505,030
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	736,000	777,344
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	5,896,000	5,981,045
Ser. 98-1, Class G, 6.56s, 2030	1,502,003	1,529,927
Ser. 98-1, Class H, 6.34s, 2030	2,217,000	1,836,942
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3,
Class XC, IO, 0.078s, 2043	146,148,359	1,518,573
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.038s, 2046	105,483,436	626,361
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030	7,083,000	7,097,869
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	2,605,530	2,651,987
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	35,237,000	33,058,401
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.869s, 2034	1,960,000	1,981,028
Ser. 06-CN2A, Class H, 5.57s, 2019	1,271,000	1,248,013
Ser. 06-CN2A, Class J, 5.57s, 2019	1,017,000	994,753
Ser. 03-LB1A, Class X1, IO, 0.327s, 2038	12,775,330	524,491
Ser. 05-LP5, Class XC, IO, 0.062s, 2043	77,281,672	797,006
Ser. 05-C6, Class XC, IO, 0.03s, 2044	86,424,516	546,894
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.944s, 2034	823,453	817,792
Ser. 05-24, Class 1AX, IO, 1.221s, 2035	18,839,922	334,767
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	22,150,291	609,975

Ser. 06-OA10, Class XBI, IO, 0.338s, 2046	9,718,669	508,286
Ser. 06-14CB, Class A9, IO, zero %, 2036	2,426,518	13,080
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036	1,677,966	5,768
IFB Ser. 06-20CB, Class A14, IO, zero %, 2036	1,363,841	2,557
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	29,837,948	69,933
Credit Suisse Mortgage Capital Certificates 144A Ser.
06-C3, Class AX, IO, 0.006s, 2038	430,985,324	471,498
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 6.149s, 2017	308,000	308,000
FRB Ser. 06-A, Class C, 5.949s, 2017	913,000	913,000
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	7,975,000	7,998,128
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	3,575,000	3,501,544
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,193,000	1,294,429
Ser. 04-C2, Class A2, 5.416s, 2036	6,060,000	5,947,838
FRB Ser. 04-C3, Class A5, 5.113s, 2036	59,000	56,755
Ser. 05-C4, Class A5, 5.104s, 2038	21,019,000	20,056,120
Ser. 04-C3, Class A3, 4.302s, 2036	127,000	122,751
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.319s, 2020	647,000	646,995
FRB Ser. 04-TF2A, Class J, 6.319s, 2016	414,000	413,677
FRB Ser. 05-TFLA, Class H, 6.119s, 2020	391,000	390,997
FRB Ser. 04-TF2A, Class H, 6.069s, 2019	825,000	824,956
Ser. 01-CK1, Class AY, IO, 0.903s, 2035	83,484,000	2,344,726
Ser. 02-CP3, Class AX, IO, 0.468s, 2035	25,375,411	1,005,054
Ser. 03-C3, Class AX, IO, 0.463s, 2038	95,739,244	3,956,454
Ser. 05-C2, Class AX, IO, 0.091s, 2037	85,539,952	1,260,773
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.981s, 2031	1,008,433	16,978
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,945,000	3,124,886
Ser. 99-CG2, Class B3, 6.1s, 2032	2,455,000	2,445,658
Ser. 99-CG2, Class B4, 6.1s, 2032	3,434,000	3,410,679
Ser. 98-CF2, Class B3, 6.04s, 2031	1,075,367	1,079,244
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class A3, 7.76s, 2030	1,170,000	1,174,691
Fannie Mae
IFB Ser. 06-70, Class BS, 14.3s, 2036	665,000	771,363
Ser. 03-W6, Class PT1, 9.731s, 2042	979,381	1,040,222
Ser. 04-T3, Class PT1, 9.698s, 2044	628,779	710,206
Ser. 02-T12, Class A4, 9 1/2s, 2042	348,862	367,155
Ser. 02-T4, Class A4, 9 1/2s, 2041	585,910	616,014
Ser. 02-T6, Class A3, 9 1/2s, 2041	707,734	739,653
Ser. 02-T1, Class A4, 9 1/2s, 2031	73,602	77,511
Ser. 06-20, Class IP, IO, 8s, 2030	1,640,060	347,529
IFB Ser. 05-37, Class SU, 7.66s, 2035	3,990,213	4,192,707
IFB Ser. 06-62, Class PS, 7.59s, 2036	1,351,098	1,425,514
Ser. 02-26, Class A2, 7 1/2s, 2048	3,094,207	3,213,658
Ser. 05-W3, Class 1A, 7 1/2s, 2045	3,544,989	3,704,971
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	3,904,271	4,070,225
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	2,329,536	2,428,927
Ser. 04-W14, Class 2A, 7 1/2s, 2044	487,676	508,275
Ser. 04-W8, Class 3A, 7 1/2s, 2044	4,610,319	4,809,536
Ser. 04-W2, Class 5A, 7 1/2s, 2044	6,146,025	6,408,552
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	906,301	944,666
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	1,692,147	1,762,874
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	1,358,434	1,416,052
Ser. 03-W1, Class 2A, 7 1/2s, 2042	625,141	648,271
Ser. 03-W4, Class 4A, 7 1/2s, 2042	424,426	440,252
Ser. 02-T18, Class A4, 7 1/2s, 2042	1,906,686	1,982,372
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	3,705,650	3,852,765
Ser. 02-T16, Class A3, 7 1/2s, 2042	5,137,675	5,341,097
Ser. 02-T19, Class A3, 7 1/2s, 2042	5,791,112	6,021,498
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	1,631,583	1,696,540
Ser. 02-W6, Class 2A, 7 1/2s, 2042	3,198,543	3,319,454
Ser. 02-T12, Class A3, 7 1/2s, 2042	501,990	520,593
Ser. 02-W4, Class A5, 7 1/2s, 2042	6,736,556	6,992,642
Ser. 02-W1, Class 2A, 7 1/2s, 2042	3,151,316	3,258,849
Ser. 02-14, Class A2, 7 1/2s, 2042	507,617	526,716
Ser. 01-T10, Class A2, 7 1/2s, 2041	3,238,336	3,354,181
Ser. 02-T4, Class A3, 7 1/2s, 2041	209,495	217,044
Ser. 02-T6, Class A2, 7 1/2s, 2041	7,572,374	7,833,068
Ser. 01-T12, Class A2, 7 1/2s, 2041	3,029,339	3,137,571
Ser. 01-T8, Class A1, 7 1/2s, 2041	850,064	878,998
Ser. 01-T7, Class A1, 7 1/2s, 2041	6,692,117	6,915,358
Ser. 01-T3, Class A1, 7 1/2s, 2040	610,527	631,342
Ser. 01-T1, Class A1, 7 1/2s, 2040	1,111,474	1,151,184
Ser. 99-T2, Class A1, 7 1/2s, 2039	370,631	386,095
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,450,213	1,504,474
Ser. 02-T1, Class A3, 7 1/2s, 2031	535,403	555,279
Ser. 00-T6, Class A1, 7 1/2s, 2030	2,375,038	2,462,560
Ser. 01-T5, Class A3, 7 1/2s, 2030	70,131	72,616
Ser. 02-W7, Class A5, 7 1/2s, 2029	1,874,154	1,947,110
Ser. 01-T4, Class A1, 7 1/2s, 2028	7,075,714	7,388,958
Ser. 02-W3, Class A5, 7 1/2s, 2028	1,528,589	1,586,100
IFB Ser. 06-76, Class QB, 7 1/2s, 2036	2,595,000	2,719,428
IFB Ser. 06-48, Class TQ, 7.29s, 2036	4,073,761	4,177,082
IFB Ser. 06-60, Class TK, 7.06s, 2036	1,193,935	1,183,954
IFB Ser. 06-30, Class KN, 7.05s, 2036	9,679,742	9,319,699
Ser. 02-26, Class A1, 7s, 2048	1,872,878	1,920,198
Ser. 04-T3, Class 1A3, 7s, 2044	1,949,870	2,006,985

Ser. 04-T2, Class 1A3, 7s, 2043	1,533,524	1,578,540
Ser. 03-W3, Class 1A2, 7s, 2042	896,701	920,923
Ser. 02-T16, Class A2, 7s, 2042	1,908,071	1,959,490
Ser. 02-14, Class A1, 7s, 2042	535,122	548,296
Ser. 01-W3, Class A, 7s, 2041	710,098	727,622
Ser. 05-W4, Class 1A3, 7s, 2035	2,721,247	2,806,882
Ser. 04-W1, Class 2A2, 7s, 2033	5,323,514	5,477,820
IFB Ser. 06-63, Class SP, 6.99s, 2036	2,826,759	2,903,828
IFB Ser. 06-70, Class PK, 6.2s, 2036	1,986,000	1,975,081
IFB Ser. 05-74, Class SK, 5.321s, 2035	4,078,031	3,942,271
IFB Ser. 06-60, Class CS, 4.345s, 2036	1,223,908	1,096,618
IFB Ser. 05-74, Class CS, 5.211s, 2035	2,455,985	2,363,866
IFB Ser. 06-70, Class US, 5.115s, 2032	3,470,000	3,335,148
IFB Ser. 05-74, Class CP, 5.005s, 2035	2,154,940	2,084,045
IFB Ser. 05-76, Class SA, 5.005s, 2034	3,051,843	2,915,098
IFB Ser. 05-57, Class CD, 4.931s, 2035	1,974,225	1,910,226
IFB Ser. 06-8, Class PK, 4.86s, 2036	3,960,079	3,683,259
IFB Ser. 06-27, Class SP, 4.822s, 2036	2,816,000	2,700,128
IFB Ser. 06-11, Class PS, 4.822s, 2036	3,617,359	3,416,160
IFB Ser. 06-8, Class HP, 4.822s, 2036	3,525,840	3,359,808
IFB Ser. 06-8, Class WK, 4.822s, 2036	5,362,247	5,052,065
IFB Ser. 05-106, Class US, 4.822s, 2035	5,199,772	5,018,218
IFB Ser. 05-99, Class SA, 4.822s, 2035	2,567,359	2,454,367
IFB Ser. 05-114, Class SP, 4.771s, 2036	1,483,010	1,375,492
IFB Ser. 05-45, Class DA, 4.675s, 2035	3,918,286	3,725,041
IFB Ser. 05-74, Class DM, 4.638s, 2035	5,037,547	4,770,846
IFB Ser. 05-45, Class DC, 4.565s, 2035	3,090,131	2,924,927
IFB Ser. 06-46, Class SW, 4.455s, 2034	4,197,513	3,864,335
IFB Ser. 05-57, Class DC, 4.274s, 2034	3,825,102	3,676,378
IFB Ser. 05-45, Class PC, 4.095s, 2034	1,811,221	1,732,767
IFB Ser. 05-95, Class CP, 3.896s, 2035	407,374	385,354
IFB Ser. 05-95, Class OP, 3.722s, 2035	1,286,000	1,111,278
IFB Ser. 05-106, Class JC, 3.426s, 2035	841,664	717,056
IFB Ser. 05-93, Class AS, 3.412s, 2034	1,058,440	923,117
IFB Ser. 05-83, Class QP, 3.393s, 2034	823,073	728,627
IFB Ser. 02-89, Class S, IO, 2.815s, 2033	4,436,685	390,983
IFB Ser. 97-44, Class SN, IO, 2.82s, 2023	1,712,880	147,993
IFB Ser. 02-36, Class QH, IO, 2.665s, 2029	780,611	9,777
IFB Ser. 03-66, Class SA, IO, 2.265s, 2033	4,867,249	354,399
Ser. 03-W12, Class 2, IO, 2.235s, 2043	7,051,785	342,037
IFB Ser. 03-48, Class S, IO, 2.165s, 2033	2,171,734	156,093
IFB Ser. 02-92, Class SB, IO, 1.965s, 2030	1,604,109	96,173
IFB Ser. 05-56, Class TP, 1.995s, 2033	975,858	837,504
Ser. 03-W10, Class 1, IO, 1.955s, 2043	28,075,059	1,253,092
Ser. 03-W10, Class 3, IO, 1.928s, 2043	10,710,963	488,793
IFB Ser. 05-113, Class DI, IO, 1.845s, 2036	57,012,244	3,057,519
IFB Ser. 04-24, Class CS, IO, 1.765s, 2034	6,241,470	408,621
IFB Ser. 03-122, Class SA, IO, 1.715s, 2028	8,715,880	398,380
IFB Ser. 03-122, Class SJ, IO, 1.715s, 2028	9,297,823	435,097
IFB Ser. 04-65, Class ST, IO, 1.665s, 2034	6,681,957	346,626
IFB Ser. 04-51, Class S0, IO, 1.665s, 2034	1,204,414	58,339
IFB Ser. 04-60, Class SW, IO, 1.665s, 2034	11,648,670	740,879
IFB Ser. 05-65, Class KI, IO, 1.615s, 2035	27,132,893	1,458,770
Ser. 03-W8, Class 12, IO, 1.637s, 2042	49,381,460	1,823,088
IFB Ser. 06-65, Class DS, IO, 1.265s, 2036	6,672,805	329,470
IFB Ser. 05-42, Class SA, IO, 1.415s, 2035	9,716,184	489,943
Ser. 03-W3, Class 2IO2, IO, 1.455s, 2042	2,253,257	1,968
IFB Ser. 05-73, Class SI, IO, 1.365s, 2035	2,477,212	121,701
IFB Ser. 05-17, Class ES, IO, 1.365s, 2035	5,000,763	293,128
IFB Ser. 05-17, Class SY, IO, 1.365s, 2035	2,323,890	135,637
IFB Ser. 05-82, Class SW, IO, 1.345s, 2035	9,205,413	382,240
IFB Ser. 05-82, Class SY, IO, 1.345s, 2035	11,713,053	531,000
IFB Ser. 05-45, Class SR, IO, 1.335s, 2035	15,607,987	724,539
IFB Ser. 05-47, Class SW, IO, 1.335s, 2035	13,579,025	551,117
IFB Ser. 05-95, Class CI, IO, 1.315s, 2035	5,410,638	291,553
IFB Ser. 05-84, Class SG, IO, 1.315s, 2035	9,582,663	507,163
IFB Ser. 05-87, Class SG, IO, 1.315s, 2035	11,898,890	545,142
IFB Ser. 05-89, Class S, IO, 1.315s, 2035	16,514,617	745,168
IFB Ser. 05-69, Class AS, IO, 1.315s, 2035	2,490,420	123,354
IFB Ser. 05-54, Class SA, IO, 1.315s, 2035	11,032,199	465,421
IFB Ser. 05-23, Class SG, IO, 1.315s, 2035	7,550,303	402,290
IFB Ser. 05-29, Class SX, IO, 1.315s, 2035	9,047,637	482,019
IFB Ser. 05-57, Class CI, IO, 1.315s, 2035	7,108,524	344,721
IFB Ser. 05-17, Class SA, IO, 1.315s, 2035	6,865,641	387,089
IFB Ser. 05-17, Class SE, IO, 1.315s, 2035	7,377,007	412,766
IFB Ser. 05-57, Class DI, IO, 1.315s, 2035	15,374,025	706,220
IFB Ser. 04-92, Class S, IO, 1.315s, 2034	7,742,793	389,563
IFB Ser. 05-104, Class SI, IO, 1.315s, 2033	12,351,451	637,397
IFB Ser. 05-83, Class QI, IO, 1.305s, 2035	1,362,911	82,326
IFB Ser. 06-61, Class SE, IO, 1.165s, 2036	10,267,963	344,901
IFB Ser. 05-92, Class SC, IO, 1.295s, 2035	12,675,728	658,566
IFB Ser. 05-73, Class SD, IO, 1.295s, 2035	6,258,630	360,358
IFB Ser. 06-20, Class PI, IO, 1.295s, 2030	10,174,809	357,358
IFB Ser. 05-83, Class SL, IO, 1.285s, 2035	24,709,587	1,130,369
IFB Ser. 06-20, Class IG, IO, 1.265s, 2036	33,901,286	1,418,170
IFB Ser. 06-8, Class NS, IO, 1.245s, 2036	16,269,245	821,808
Ser. 03-W6, Class 11, IO, 1.286s, 2035	2,750,320	5,647
IFB Ser. 06-44, Class IS, IO, 1.215s, 2036	6,733,098	319,822
IFB Ser. 06-45, Class SM, IO, 1.215s, 2036	8,445,561	387,972
IFB Ser. 06-42, Class IB, IO, 1.205s, 2036	6,965,075	279,718
IFB Ser. 06-20, Class IB, IO, 1.205s, 2036	14,529,123	583,491
IFB Ser. 05-95, Class OI, IO, 1.205s, 2035	766,129	45,988
IFB Ser. 06-53, Class US, IO, 1.195s, 2036	10,192,628	475,834

IFB Ser. 06-42, Class CI, IO, 1.165s, 2036	27,401,876	1,259,302
IFB Ser. 06-42, Class EI, IO, 1.165s, 2036	10,579,382	483,236
IFB Ser. 04-72, Class SB, IO, 1.115s, 2034	4,905,302	177,817
IFB Ser. 03-112, Class SA, IO, 1.115s, 2028	4,743,949	140,481
IFB Ser. 06-58, Class SI, IO, 1.155s, 2036	9,707,034	456,195
Ser. 03-W17, Class 12, IO, 1.157s, 2033	12,949,131	377,022
Ser. 03-W10, Class 1A, IO, 1.058s, 2043	921,181	12,954
Ser. 03-W19, IO, 1.101s, 2033	1,446,898	37,244
Ser. 03-W10, Class 3A, IO, 1.038s, 2043	1,099,779	17,199
Ser. 03-T2, Class 2, IO, 0.827s, 2042	80,266,506	1,419,453
IFB Ser. 05-67, Class BS, IO, 0.765s, 2035	6,376,962	197,287
IFB Ser. 05-74, Class SE, IO, 0.715s, 2035	13,002,643	325,423
IFB Ser. 05-82, Class SI, IO, 0.715s, 2035	20,251,938	503,134
IFB Ser. 05-87, Class SE, IO, 0.665s, 2035	47,490,080	1,157,387
Ser. 03-W3, Class 2IO1, IO, 0.682s, 2042	30,301,744	469,973
Ser. 03-W6, Class 51, IO, 0.679s, 2042	20,946,013	392,647
IFB Ser. 05-58, Class IK, IO, 0.615s, 2035	5,325,278	204,174
IFB Ser. 04-54, Class SW, IO, 0.615s, 2033	2,921,485	68,966
Ser. 03-18, Class X1, IO, 0.674s, 2042	37,270,019	486,258
Ser. 01-T12, Class IO, 0.568s, 2041	36,373,776	407,740
Ser. 03-W2, Class 1, IO, 0.470s, 2042	42,382,932	394,118
Ser. 01-50, Class B1, IO, 0.456s, 2041	4,976,487	35,943
Ser. 02-T4, IO, 0.45s, 2041	20,516,823	175,219
Ser. 03-W3, Class 1, IO, 0.439s, 2042	27,643,501	255,026
Ser. 02-T1, Class IO, IO, 0.428s, 2031	30,516,685	270,653
Ser. 03-W6, Class 3, IO, 0.365s, 2042	28,252,560	309,006
Ser. 03-W6, Class 23, IO, 0.351s, 2042	30,772,200	325,303
Ser. 03-W8, Class 11, IO, 0.03s, 2042	10,836,148	769
Ser. 03-W6, Class 21, IO, 0.004s, 2042	4,533,824	70
Ser. 03-34, Class P1, Principal Only (PO), zero %, 2043	135,236	92,658
Ser. 05-113, Class DO, PO, zero %, 2036	8,763,269	6,891,067
Ser. 363, Class 1, PO, zero %, 2035	19,669,278	13,886,295
Ser. 361, Class 1, PO, zero %, 2035	12,243,925	9,306,201
Ser. 05-65, Class KO, PO, zero %, 2035	864,804	671,497
Ser. 04-38, Class AO, PO, zero %, 2034	5,794,207	4,106,644
Ser. 342, Class 1, PO, zero %, 2033	2,658,933	1,985,061
Ser. 02-82, Class TO, PO, zero %, 2032	1,837,333	1,401,253
Ser. 04-61, Class CO, PO, zero %, 2031	4,902,000	3,643,565
Ser. 05-38, PO, zero %, 2031	544,000	386,070
FRB Ser. 05-117, Class GF, zero %, 2036	1,242,282	1,170,074
FRB Ser. 05-65, Class ER, zero %, 2035	3,798,877	3,908,898
FRB Ser. 05-57, Class UL, zero %, 2035	3,886,407	4,051,581
FRB Ser. 05-36, Class QA, zero %, 2035	728,510	733,132
FRB Ser. 05-65, Class CU, zero %, 2034	536,120	757,543
FRB Ser. 05-81, Class DF, zero %, 2033	529,444	563,362
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	372,642	391,983
Ser. T-60, Class 1A3, 7 1/2s, 2044	7,194,554	7,500,150
Ser. T-59, Class 1A3, 7 1/2s, 2043	4,787,267	4,999,514
Ser. T-58, Class 4A, 7 1/2s, 2043	1,978,732	2,055,353
Ser. T-57, Class 1A3, 7 1/2s, 2043	5,196,427	5,399,814
Ser. T-51, Class 2A, 7 1/2s, 2042	2,167,204	2,245,224
Ser. T-42, Class A5, 7 1/2s, 2042	1,385,942	1,430,570
Ser. T-41, Class 3A, 7 1/2s, 2032	4,358,176	4,516,465
Ser. T-60, Class 1A2, 7s, 2044	6,571,310	6,760,814
Ser. T-41, Class 2A, 7s, 2032	166,502	170,481
Ser. T-56, Class A, IO, 0.612s, 2043	18,193,489	196,071
Ser. T-56, Class 3, IO, 0.355s, 2043	18,584,340	191,865
Ser. T-56, Class 1, IO, 0.279s, 2043	22,997,366	158,114
Ser. T-56, Class 2, IO, 0.04s, 2043	20,894,663	53,969
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	6,216,550	6,556,875
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.952s, 2033	41,142,740	2,532,238
First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	3,492,000	3,754,864
Ser. 97-C2, Class G, 7 1/2s, 2029	1,156,000	1,253,253
Ser. 97-C1, Class A3, 7.38s, 2029	2,474,310	2,478,470
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	4,500,000	4,713,705
Freddie Mac
IFB Ser. 2990, Class LB, 3.224s, 2034	3,764,330	3,286,137
IFB Ser. 3153, Class UK, 7.207s, 2036	2,451,091	2,577,034
Ser. 3114, Class BL, IO, 7 1/2s, 2030	951,286	184,770
IFB Ser. 2963, Class SV, 7 1/8s, 2034	1,112,000	1,113,347
IFB Ser. 3182, Class PS, 7 1/8s, 2032	3,485,000	3,638,702
IFB Ser. 2996, Class SA, 5.036s, 2035	1,807,952	1,614,727
IFB Ser. 3081, Class DC, 5.001s, 2035	2,083,526	1,936,209
IFB Ser. 3114, Class GK, 4.925s, 2036	1,376,806	1,285,290
IFB Ser. 2976, Class LC, 4.735s, 2035	1,536,771	1,436,368
IFB Ser. 2976, Class KL, 4.698s, 2035	3,622,544	3,375,915
IFB Ser. 2990, Class DP, 4.588s, 2034	3,196,506	3,003,657
IFB Ser. 2979, Class AS, 4.588s, 2034	917,820	861,890
IFB Ser. 3072, Class SA, 4.441s, 2035	797,749	715,762
IFB Ser. 3072, Class SM, 4.111s, 2035	1,284,569	1,135,790
IFB Ser. 3072, Class SB, 3.965s, 2035	1,202,842	1,057,279
IFB Ser. 3065, Class DC, 3.754s, 2035	3,083,124	2,689,852
IFB Ser. 3050, Class SA, 3.453s, 2034	2,230,693	1,941,235
IFB Ser. 2927, Class SI, IO, 3.131s, 2035	5,844,753	608,340
IFB Ser. 2990, Class WP, 3.177s, 2035	2,509,134	2,304,365
IFB Ser. 2538, Class SH, IO, 2.181s, 2032	862,253	55,543

IFB Ser. 2828, Class GI, IO, 2.131s, 2034	6,433,578	575,890
IFB Ser. 2869, Class SH, IO, 1.931s, 2034	3,290,700	181,448
IFB Ser. 2869, Class JS, IO, 1.881s, 2034	15,914,124	860,675
IFB Ser. 2882, Class SL, IO, 1.831s, 2034	3,610,847	244,810
IFB Ser. 2815, Class PT, IO, 1.681s, 2032	6,326,740	370,606
IFB Ser. 2828, Class TI, IO, 1.681s, 2030	3,048,833	170,544
IFB Ser. 3033, Class SF, IO, 1.431s, 2035	4,500,749	160,339
IFB Ser. 3028, Class ES, IO, 1.381s, 2035	15,452,968	939,866
IFB Ser. 2922, Class SE, IO, 1.381s, 2035	8,641,285	375,356
IFB Ser. 3045, Class DI, IO, 1.361s, 2035	18,602,087	736,974
IFB Ser. 3136, Class NS, IO, 1.331s, 2036	9,190,934	476,548
IFB Ser. 3118, Class SD, IO, 1.331s, 2036	14,689,766	560,047
IFB Ser. 3054, Class CS, IO, 1.331s, 2035	3,495,004	149,632
IFB Ser. 3107, Class DC, IO, 1.331s, 2035	15,701,919	948,052
IFB Ser. 3129, Class SP, IO, 1.331s, 2035	6,604,348	295,135
IFB Ser. 3066, Class SI, IO, 1.331s, 2035	10,063,223	588,668
IFB Ser. 2924, Class SA, IO, 1.331s, 2035	12,272,130	498,555
IFB Ser. 2927, Class ES, IO, 1.331s, 2035	4,698,327	202,519
IFB Ser. 2950, Class SM, IO, 1.331s, 2016	6,525,835	323,233
IFB Ser. 3031, Class BI, IO, 1.132s, 2035	2,902,873	181,085
IFB Ser. 3067, Class SI, IO, 1.281s, 2035	11,703,796	711,058
IFB Ser. 2986, Class WS, IO, 1.281s, 2035	3,726,268	110,209
IFB Ser. 2962, Class BS, IO, 1.281s, 2035	19,133,718	857,572
IFB Ser. 3114, Class TS, IO, 1.281s, 2030	38,152,218	1,556,097
IFB Ser. 3114, Class BI, IO, 1.281s, 2030	14,135,205	535,053
IFB Ser. 3174, Class BS, IO, 1.151s, 2036	7,511,799	280,145
IFB Ser. 3128, Class JI, IO, 1.261s, 2036	10,229,010	553,490
IFB Ser. 2990, Class LI, IO, 1.261s, 2034	5,637,486	317,881
IFB Ser. 3065, Class DI, IO, 1.251s, 2035	2,244,005	128,841
IFB Ser. 3145, Class GI, IO, 1.231s, 2036	8,257,642	473,879
IFB Ser. 3114, Class GI, IO, 1.231s, 2036	3,348,986	194,655
IFB Ser. 3081, Class DI, IO, 1.111s, 2035	2,940,667	137,453
IFB Ser. 2988, Class AS, IO, 0.831s, 2035	1,833,521	52,304
IFB Ser. 3016, Class SP, IO, 0.741s, 2035	2,985,492	81,170
IFB Ser. 3016, Class SQ, IO, 0.741s, 2035	7,115,652	204,575
IFB Ser. 2937, Class SY, IO, 0.731s, 2035	2,781,888	73,025
IFB Ser. 2957, Class SW, IO, 0.631s, 2035	15,788,234	402,107
IFB Ser. 2815, Class S, IO, 0.801s, 2032	6,918,616	166,462
Ser. 236, PO, zero %, 2036	13,187,353	9,834,695
Ser. 3045, Class DO, PO, zero %, 2035	1,500,238	1,145,115
Ser. 231, PO, zero %, 2035	102,337,938	73,074,501
Ser. 228, PO, zero %, 2035	22,541,854	16,776,467
FRB Ser. 3022, Class TC, zero %, 2035	551,049	638,097
FRB Ser. 3003, Class XF, zero %, 2035	3,522,663	3,719,160
FRB Ser. 2986, Class XT, zero %, 2035	333,673	361,723
FRB Ser. 2958, Class FL, zero %, 2035	1,456,893	1,347,106
FRB Ser. 3046, Class WF, zero %, 2035	797,191	792,685
FRB Ser. 3054, Class XF, zero %, 2034	342,519	353,545
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	8,506,000	8,051,621
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.064s, 2043	124,186,851	1,036,521
Ser. 05-C3, Class XC, IO, 0.038s, 2045	291,738,288	1,515,580
General Growth Properties-Mall Properties Trust 144A
FRB Ser. 01-C1A, Class D3, 7.619s, 2014	2,585,873	2,588,297
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.836s, 2036	488,000	519,316
Ser. 01-C2, Class A1, 6 1/4s, 2034	416,266	420,884
Ser. 04-C2, Class A4, 5.301s, 2038	13,017,000	12,688,985
Ser. 03-C2, Class A2, 5.287s, 2040	7,723,000	7,652,195
Ser. 97-C1, Class X, IO, 1.545s, 2029	17,889,305	549,836
Ser. 05-C1, Class X1, IO, 0.109s, 2043	108,047,000	1,933,069
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	2,095,341	2,092,100
Ser. 06-C1, Class XC, IO, 0.043s, 2045	173,217,246	1,170,602
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 7.56s, 2036	569,000	560,124
IFB Ser. 05-7, Class JM, 4.868s, 2034	4,003,717	3,834,645
IFB Ser. 05-66, Class SP, 2.938s, 2035	1,888,296	1,634,455
IFB Ser. 04-86, Class SW, IO, 1.371s, 2034	7,845,061	382,763
IFB Ser. 06-26, Class S, IO, 1.121s, 2036	26,695,977	1,150,541
IFB Ser. 05-65, Class SI, IO, 0.971s, 2035	7,624,459	277,926
IFB Ser. 05-68, Class SI, IO, 0.921s, 2035	25,449,532	1,009,518
IFB Ser. 06-14, Class S, IO, 0.871s, 2036	7,571,509	252,611
IFB Ser. 05-51, Class SJ, IO, 0.821s, 2035	7,549,558	278,929
IFB Ser. 05-68, Class S, IO, 0.821s, 2035	14,891,125	534,252
IFB Ser. 05-28, Class SA, IO, 0.821s, 2035	18,839,196	576,462
Ser. 99-31, Class MP, PO, zero %, 2029	142,030	117,569
Ser. 98-2, Class EA, PO, zero %, 2028	1,117,592	848,372
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.041s, 2037	237,494,535	1,048,316
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.077s, 2042	107,677,106	1,749,753
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	5,069,000	4,968,826
Ser. 05-GG4, Class A4, 4.761s, 2039	127,000	118,656
Ser. 05-GG4, Class A4B, 4.732s, 2039	7,685,000	7,172,506
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.619s, 2015	748,000	752,208
Ser. 98-C1, Class F, 6s, 2030	1,627,000	1,615,038
Ser. 03-C1, Class X1, IO, 0.288s, 2040	40,683,440	737,055
Ser. 04-C1, Class X1, IO, 0.116s, 2028	46,334,218	381,895
Ser. 05-GG4, Class XC, IO, 0.109s, 2039	133,589,981	2,556,996

Ser. 06-GG6, Class XC, IO, 0.04s, 2038	147,192,085	500,223
JPMorgan Commercial Mortgage Finance Corp. Ser. 97-C5,
Class F, 7.561s, 2029	1,171,000	1,268,630
JPMorgan Commercial Mortgage Finance Corp. 144A Ser.
00-C9, Class G, 6 1/4s, 2032	1,515,000	1,526,804
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044	11,600,000	11,397,348
Ser. 06-CB14, Class AM, 5.446s, 2044	5,894,000	5,795,425
Ser. 06-LDP7, Class X, IO, 0.019s, 2045	299,908,351	257,735
FRB Ser. 04-PNC1, Class A4, 5.374s, 2041	48,000	47,249
Ser. 05-CB11, Class A4, 5.335s, 2037	8,740,000	8,794,625
Ser. 05-CB12, Class A4, 4.895s, 2037	128,000	120,753
Ser. 04-C3, Class A5, 4.878s, 2042	122,000	115,119
Ser. 05-LDP2, Class AM, 4.78s, 2042	2,030,000	1,894,608
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 04-FL1A, Class X1A, IO, 1.992s, 2019	2,778,778	9,180
Ser. 03-ML1A, Class X1, IO, 0.515s, 2039	20,663,711	755,517
Ser. 05-LDP1, Class X1, IO, 0.058s, 2046	46,869,587	439,402
Ser. 05-CB12, Class X1, IO, 0.084s, 2037	70,592,064	752,798
Ser. 05-LDP2, Class X1, IO, 0.090s, 2042	241,262,033	3,977,055
Ser. 05-LDP4, Class X1, IO, 0.046s, 2042	141,156,826	1,312,318
Ser. 06-LDP6, Class X1, IO, 0.04s, 2043	95,583,605	511,521
Ser. 05-LDP3, Class X1, IO, 0.039s, 2042	173,040,352	1,297,803
Ser. 06-CB14, Class X1, IO, 0.037s, 2044	58,766,812	273,174
Ser. 05-LDP5, Class X1, IO, 0.036s, 2044	447,330,616	2,096,862
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	926,463	928,072
Ser. 99-C1, Class G, 6.41s, 2031	991,777	915,112
Ser. 98-C4, Class G, 5.6s, 2035	784,000	763,094
Ser. 98-C4, Class H, 5.6s, 2035	1,328,000	1,258,332
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	43,000	44,295
Ser. 05-C7, Class AM, 5.263s, 2040	9,607,000	9,257,030
Ser. 04-C7, Class A6, 4.786s, 2029	2,341,000	2,201,049
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.126s, 2040	235,965,686	2,490,425
Ser. 05-C3, Class XCL, IO, 0.139s, 2040	71,326,842	1,519,502
Ser. 05-C5, Class XCL, IO, 0.091s, 2020	106,131,858	1,510,962
Ser. 05-C7, Class XCL, IO, 0.081s, 2040	158,361,814	1,476,392
Ser. 06-C1, Class XCL, IO, 0.071s, 2041	168,095,928	1,818,554
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.109s, 2014	2,250,000	2,252,314
FRB Ser. 04-LLFA, Class H, 6.319s, 2017	826,000	829,356
FRB Ser. 05-LLFA, 6.169s, 2018	534,000	534,000
Lehman Mortgage Trust
IFB Ser. 06-3, Class 1A7, IO, 0.015s, 2036	1,655,056	6,465
FRB, Ser. 06-4, Class 1A3, IO, 5s, 2036	2,556,000	16,374
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 6.94s, 2030	826,000	868,819
Ser. 96-C2, Class JS, IO, 2.147s, 2028	3,060,810	152,015
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	125,000	117,955
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	121,000	113,076
Ser. 05-MCP1, Class XC, IO, 0.051s, 2043	88,502,462	1,175,423
Merrill Lynch Mortgage Trust 144A Ser. 05-LC1,
Class X, IO, 0.237s, 2044	48,848,081	475,124
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.139s, 2039	126,898,000	733,629
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.05s, 2037	4,208,830	1,529,153
Ser. 04-C2, Class X, IO, 6.404s, 2040	1,997,761	667,533
Ser. 05-C3, Class X, IO, 5.159s, 2044	3,721,231	1,191,375
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.72s, 2043	13,452,728	875,773
Ser. 05-HQ6, Class X1, IO, 0.048s, 2042	113,087,432	1,192,733
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	5,354,000	5,084,721
Ser. 04-HQ4, Class A7, 4.97s, 2040	2,771,000	2,641,637
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	498,000	507,374
Ser. 04-RR, Class F5, 6s, 2039	1,350,000	1,134,791
Ser. 04-RR, Class F6, 6s, 2039	2,030,000	1,647,187
Ser. 05-HQ5, Class X1, IO, 0.085s, 2042	64,484,741	501,240
Morgan Stanley Dean Witter Capital I Ser. 00-LIF2,
Class A1, 6.96s, 2033	534,307	540,132
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.095s, 2030	1,389,000	1,418,176
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.7s,
2042 (United Kingdom)	2,413,000	2,412,368
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	4,971,000	5,112,461
Ser. 00-C1, Class J, 6 5/8s, 2010	309,000	288,689
Ser. 00-C2, Class J, 6.22s, 2033	1,290,000	1,295,919
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.714s, 2034 (Ireland)	3,491,000	3,511,422
Ser. 04-1A, Class E, 6.464s, 2034 (Ireland)	1,374,000	1,374,344
Salomon Brothers Mortgage Securities VII 144A Ser.
03-CDCA, Class X3CD, IO, 1.43s, 2015	5,055,133	14,528
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	770,000	759,880
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	993,000	860,613

Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	673,000	558,590
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	443,000	382,313
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	15,955,000	15,607,341
Ser. 05-C17, Class A4, 5.083s, 2042	8,696,000	8,325,376
Ser. 04-C15, Class A4, 4.803s, 2041	4,128,000	3,871,680
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.669s, 2018	944,000	936,127
Ser. 03-C3, Class IOI, IO, 0.382s, 2035	23,045,803	712,836
Ser. 05-C18, Class XC, IO, 0.072s, 2042	51,333,708	520,524
Ser. 06-C23, Class XC, IO, 0.051s, 2045	297,336,088	1,825,644
Ser. 06-C26, Class XC, IO, 0.045s, 2045	22,440,687	83,479
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	219,000	206,561
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.198s, 2031 (Cayman Islands)	1,793,000	1,853,468

Total collateralized mortgage obligations (cost $964,339,921)		$925,541,582

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (34.4%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association Graduated
Payment Mortgages
11s, with due dates from March 15, 2010 to
August 15, 2010	$8,521	$9,175
Government National Mortgage Association Pass-Through
Certificates
7 1/2s, TBA, August 1, 2036	1,350,000	1,404,422
7s, with due dates from April 15, 2026 to
December 15, 2031	898,047	937,633
4 1/2s, TBA, August 1, 2036	3,500,000	3,213,848
		5,565,078

U.S. Government Agency Mortgage Obligations (34.2%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates of December 1, 2029	40,070	41,638
7 1/2s, TBA, August 1, 2036	2,200,000	2,277,688
7s, January 1, 2015	40,145	40,967
6s, with due dates from April 1, 2034 to June 1, 2034	21,739	21,673
6s, TBA, August 1, 2021	10,500,000	10,571,367
5 1/2s, with due dates from December 1, 2034 to
July 1, 2035	3,031,856	2,954,838
5 1/2s, April 1, 2020	276,667	273,641
4 1/2s, TBA, August 1, 2036	5,450,000	5,008,891
4s, TBA, August 1, 2021	8,000,000	7,433,125
Federal National Mortgage Association Graduated
Payment Mortgages 8s, December 1, 2008	94,864	95,841
Federal National Mortgage Association Pass-Through
Certificates
11s, October 1, 2015	13,771	14,871
9s, with due dates from January 1, 2027 to July 1, 2032	363,659	392,285
8s, with due dates from January 1, 2025 to July 1, 2033	1,542,738	1,619,854
7 1/2s, with due dates from September 1, 2022 to
July 1, 2033	984,572	1,019,250
7 1/2s, TBA, August 1, 2036	2,150,000	2,221,891
7s, with due dates from August 1, 2021 to
December 1, 2035	5,757,481	5,914,823
7s, with due dates from January 1, 2007 to
September 1, 2017	1,177,869	1,200,885
6 1/2s, with due dates from August 1, 2032 to
October 1, 2034	10,146,836	10,288,952
6 1/2s, with due dates from September 1, 2010 to
February 1, 2019	210,838	213,974
6s, with due dates from February 1, 2034 to
June 1, 2036	19,622,741	19,502,683
6s, with due dates from August 1, 2013 to
November 1, 2017	2,402,527	2,427,294
6s, TBA, August 1, 2036	12,200,000	12,120,890
5 1/2s, with due dates of May 1, 2036	14,567,271	14,147,892
5 1/2s, with due dates from November 1, 2011 to
February 1, 2021	2,025,253	2,005,005
5 1/2s, TBA, August 1, 2036	483,700,000	469,718,071
5s, with due dates from January 1, 2034 to June 1, 2036	77,557,418	73,425,843
5s, with due dates from June 1, 2019 to May 1, 2021	64,294	62,480
5s, TBA, August 1, 2021	74,600,000	72,472,736
4 1/2s, with due dates from September 1, 2020 to
September 1, 2035	1,872,780	1,763,576
4 1/2s, TBA, August 1, 2036	3,800,000	3,490,953
4 1/2s, TBA, September 1, 2021	50,900,000	48,557,806
4 1/2s, TBA, August 1, 2021	74,900,000	71,523,650
4s, with due dates from May 1, 2019 to August 1, 2020	960,962	896,967
		843,722,300

Total U.S. government and agency mortgage obligations (cost $843,306,981)		$849,287,378

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.2%)(a)
	Principal amount	Value

Fannie Mae
7 1/4s, May 15, 2030	$320,000	$393,609
7 1/8s, January 15, 2030	270,000	326,928
Federal Home Loan Bank 4 5/8s, February 8, 2008	52,800,000	52,293,032

Total U.S. government agency obligations (cost $52,887,792)		$53,013,569

U.S. TREASURY OBLIGATIONS (0.7%)(a)
	Principal amount	Value

U.S. Treasury Bonds 8 7/8s, February 15, 2019	$8,000,000	$10,753,750
U.S. Treasury Notes
4 1/4s, November 15, 2013	2,085,000	1,997,039
3 1/4s, August 15, 2008	3,934,000	3,805,223

Total U.S. treasury obligations (cost $16,866,042)		$16,556,012

ASSET-BACKED SECURITIES (17.7%)(a)
	Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 04-1,
Class 2A1, 5.725s, 2034	$1,077,802	$1,078,700
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	814,375	798,332
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.428s, 2013	1,939,000	1,963,044
Advanta Mortgage Loan Trust Ser. 00-1, Class A4,
8.61s, 2028	41,844	41,659
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	144,632	143,411
Ser. 04-6N, Class Note, 4 3/4s, 2035	239,057	236,629
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.795s, 2029	5,618,935	5,641,543
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.869s, 2012	6,943,433	6,944,516
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 3A, 3.71s, 2034	3,280,021	3,256,570
FRB Ser. 04-3, Class 2A, 3.59s, 2034	2,397,876	2,376,426
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	447,832	447,316
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.885s, 2036	1,245,000	1,093,182
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,993,000	2,044,573
Ser. 04-1A, Class E, 6.42s, 2039	1,469,204	1,428,503
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.885s, 2035	587,000	466,248
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE9, Class A2, 5.755s, 2034	510,399	511,052
FRB Ser. 05-HE1, Class A3, 5.675s, 2035	740,470	741,154
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.885s, 2036	336,000	273,194
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.078s, 2033	1,485,633	1,487,838
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.481s, 2034	18,484,521	95,615
Ser. 05-E, Class 2, IO, 0.306s, 2035	43,628,000	304,073
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.399s, 2011	1,390,000	1,410,714
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	534,000	523,443
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 6s, 2039	6,300,000	6,305,566
FRB Ser. 03-F, Class A, 5.9s, 2043	2,452,263	2,458,394
FRB Ser. 04-D, Class A, 5.79s, 2044	3,205,914	3,208,325
Ser. 04-D, Class A, IO, 3.938s, 2007	15,163,801	380,264
Ser. 05-B, Class A, IO, 3.455s, 2039	9,756,243	311,438
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.735s, 2038	1,648,558	1,666,527
FRB Ser. 03-SSRA, Class A, 6.085s, 2038	1,443,513	1,452,030
FRB Ser. 04-SSRA, Class A1, 5.985s, 2039	1,954,132	1,960,189
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1,
Class 11A1, 3.617s, 2034	3,187,447	3,177,393
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 4.947s, 2034	987,745	981,995
Ser. 05-5, Class 21A1, 4.741s, 2035	5,265,052	5,209,524
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	347,000	343,964
Ser. 04-HE8N, Class A1, 5s, 2034	3,611	3,609
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	80,966	80,460
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.385s, 2035	944,000	774,965
FRB Ser. 06-PC1, Class M9, 7.135s, 2035	546,000	445,161
FRB Ser. 03-3, Class A2, 5.975s, 2043	2,964,000	2,970,947
FRB Ser. 03-1, Class A1, 5.885s, 2042	943,758	943,753
FRB Ser. 05-3, Class A1, 5.835s, 2035	1,358,809	1,358,809
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.635s, 2036	204,000	184,748

Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009	2,169,000	2,194,160
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	1,000,000	993,047
Ser. 05-1, Class D, 6 1/2s, 2011	1,776,000	1,742,145
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.119s, 2010	880,000	903,513
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	353,291	346,767
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.869s, 2011 (Cayman
Islands)	207,579	216,773
FRB Ser. 04-AA, Class B3, 8.719s, 2011 (Cayman Islands)	101,729	103,988
CDO Repackaging Trust Series 144A FRB Ser. 03-2,
Class A, 9.516s, 2008	4,870,000	5,174,375
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.449s, 2010	2,550,000	2,592,870
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	230,390	227,331
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	107,627	107,143
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	223,000	211,949
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.587s, 2010	1,390,000	1,407,212
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WMC1,
Class M10, 8.885s, 2035	264,000	236,620
Conseco Finance Securitizations Corp.
Ser. 02-1, Class M2, 9.546s, 2033	3,629,000	1,959,660
Ser. 01-4, Class B1, 9.4s, 2033	3,398	17
Ser. 00-2, Class A5, 8.85s, 2030	8,500,000	7,141,624
Ser. 02-2, Class A, IO, 8 1/2s, 2033	9,346,389	2,073,169
Ser. 00-4, Class A6, 8.31s, 2032	8,633,000	7,339,596
Ser. 00-5, Class A6, 7.96s, 2032	4,808,000	4,084,136
Ser. 00-5, Class A4, 7.47s, 2032	238,144	238,300
Ser. 01-4, Class A4, 7.36s, 2033	7,948,000	7,672,673
Ser. 01-1, Class A5, 6.99s, 2032	281,000	255,909
Ser. 01-3, Class A4, 6.91s, 2033	9,027,000	8,495,057
Ser. 02-1, Class A, 6.681s, 2033	10,083,315	10,136,645
Ser. 01-1, Class A4, 6.21s, 2032	2,312,554	2,313,861
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 7.437s, 2007	3,653,000	3,712,361
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	181,579	180,743
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	150,487	147,704
Ser. 04-14N, 5s, 2036	187,554	185,585
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.304s, 2035	5,561,966	5,504,608
Ser. 06-0A5, Class X, IO, 1.361s, 2046	32,142,859	1,578,214
Ser. 05-2, Class 2X, IO, zero %, 2035	25,250,356	576,024
Ser. 05-9, Class 1X, IO, 0.854s, 2035	23,012,715	538,498
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	1,267,017	1,322,845
IFB Ser. 05-R1, Class 1AS, IO, 0.747s, 2035 (SN)	10,910,615	218,212
IFB Ser. 06-R1, Class AS, IO, 0.687s, 2036 (SN)	29,248,834	768,688
IFB Ser. 05-R3, Class AS, IO, 0.647s, 2035 (SN)	6,021,027	137,937
IFB Ser. 05-R2, Class 1AS, IO, 0.357s, 2035 (SN)	13,780,590	391,710
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	2,157,000	2,125,573
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	956,359	946,795
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	1,262,000	1,279,372
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.925s, 2035	859,000	860,661
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	102,049	10,205
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D,
7.636s, 2039	1,775,971	1,768,643
First Franklin Mortgage Loan NIM Trust 144A Ser.
04-FF7A, Class A, 5s, 2034 (Cayman Islands)	49,670	49,594
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2,
Class 1A1, 4.829s, 2035	3,544,794	3,507,175
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	634,214	634,610
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 6.288s,
2038 (Cayman Islands)	834,000	841,589
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.829s, 2015 (Cayman Islands)	2,600,000	2,604,680
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	277,350	258,981
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	60,328	60,210
Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)	61,111	61,111
Ser. 04-3, Class A, 4 1/2s, 2034	163,940	163,027
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)	1,241,000	1,217,150
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 7.385s,
2037 (Cayman Islands)	417,000	432,665
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.849s, 2010	2,444,480	2,446,886
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.685s, 2019	1,593,000	1,592,984
Ser. 04-1A, Class B, 6.235s, 2018	220,963	222,772
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s,
2012	2,523,000	2,487,060

GEBL 144A
Ser. 04-2, Class D, 8.119s, 2032	966,196	966,196
Ser. 04-2, Class C, 6.219s, 2032	362,323	362,321
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	6,443,250	248,065
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.9s, 2041 (United Kingdom)	3,434,667	3,472,636
FRB Ser. 02-1, Class 1C, 6.8s, 2042 (United Kingdom)	1,040,767	1,045,581
FRB Ser. 02-2, Class 1C, 6.33s, 2043 (United Kingdom)	860,000	866,989
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	19,225,000	16,768,022
Ser. 97-6, Class A9, 7.55s, 2029	1,080,260	1,104,422
Ser. 97-4, Class A7, 7.36s, 2029	394,572	397,038
Ser. 95-8, Class B1, 7.3s, 2026	467,121	370,715
Ser. 97-6, Class A8, 7.07s, 2029	367,962	370,346
Ser. 97-7, Class A8, 6.86s, 2029	289,658	290,744
Ser. 99-3, Class A6, 6 1/2s, 2031	1,473,000	1,457,386
Ser. 99-3, Class A5, 6.16s, 2031	176,117	177,218
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	4,892,420	4,462,508
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, zero %, 2045	15,602,845	429,078
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	1,517,046	1,510,502
GSAMP Trust 144A
Ser. 05-NC1, Class N, 5s, 2035	251,625	251,071
Ser. 04-NIM2, Class N, 4 7/8s, 2034	501,999	499,840
Ser. 04-NIM1, Class N2, zero %, 2034	742,153	546,596
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	554,304	586,999
Ser. 05-RP3, Class 1A3, 8s, 2035	1,550,629	1,626,424
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	1,187,410	1,230,437
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	1,683,638	1,766,155
Ser. 05-RP1, Class 1A3, 8s, 2035	166,960	175,089
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	1,915,412	1,984,573
IFB Ser. 05-RP1, Class 1AS, IO, 0.857s, 2035 (SN)	6,764,032	179,594
IFB Ser. 04-4, Class 1AS, IO, 0.767s, 2034 (SN)	15,051,972	310,071
IFB Ser. 06-RP1, Class 1AS, IO, 0.433s, 2036 (SN)	24,033,076	492,829
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.859s, 2035	2,968,535	2,912,834
FRB Ser. 04-12, Class 2A2, 3.554s, 2034	1,654,661	1,627,110
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.935s, 2030 (Cayman Islands)	1,609,000	1,613,505
FRB Ser. 05-1A, Class D, 6.915s, 2030 (Cayman Islands)	2,359,000	2,359,000
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035	1,206,996	1,166,199
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.66s, 2036 (Cayman Islands)	2,689,216	2,571,563
Holmes Financing PLC FRB Ser. 8, Class 2C, 6.227s,
2040 (United Kingdom)	976,000	978,147
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034	117,729	116,258
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	551,000	540,509
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2,
Class M11, 7.635s, 2035	435,000	368,363
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.808s, 2028	30,314,413	577,631
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.4s, 2036 (Cayman Islands)	4,150,000	4,485,727
FRB Ser. 02-1A, Class FFL, 8.15s, 2037 (Cayman Islands)	6,071,000	6,071,000
Long Beach Asset Holdings Corp. NIM Trust 144A Ser.
05-1, Class N1, 4.115s, 2035	68,083	67,572
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	15,511,509	329,620
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	7,755,805	164,811
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-WL3,
Class B1, 7.885s, 2036	1,400,000	1,159,006
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.635s, 2032	5,098,734	3,569,114
Ser. 02-A IO, 0.3s, 2032	201,136,566	2,199,931
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	186,070	183,795
FRB Ser. 02-1A, Class A1, 6.078s, 2024	2,400,489	2,420,823
Ser. 04-2A, Class D, 5.389s, 2026	165,657	158,701
Ser. 04-2A, Class C, 4.741s, 2026	191,541	182,892
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.645s, 2034	1,051,274	1,053,933
Ser. 04-13, Class 3A6, 3.786s, 2034	3,642,000	3,466,279
Ser. 06-OA1, Class X, IO, 2.268s, 2046	9,411,929	473,420
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	3,670,226	81,846
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	9,762,773	27,336
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)	618,966	185,690
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	32,893	32,718
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	3,053,827	3,154,031
Ser. 05-1, Class 1A4, 7 1/2s, 2034	2,181,448	2,253,027
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.549s, 2010	2,550,000	2,595,795
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
6.02s, 2027	8,008,036	7,607,634
Merrill Lynch Mortgage Investors, Inc.

Ser. 03-WM3N, Class N1, 8s, 2034	10,358	10,215
FRB Ser. 05-A9, Class 3A1, 5.298s, 2035	7,258,506	7,190,457
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	162,307	160,076
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	97,624	95,794
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	26,110	25,808
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)	4,655	4,609
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	72,275	71,100
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	82,763	81,884
Metris Master Trust FRB Ser. 04-2, Class C, 6.728s,
2010	1,665,000	1,669,103
Metris Master Trust 144A FRB Ser. 04-2, Class D,
8.628s, 2010	824,000	832,240
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	899,036	877,857
Ser. 10, Class B, 7.54s, 2036	956,951	818,404
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	1,150,149	1,145,779
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3,
Class A2PT, 5.675s, 2035	1,253,790	1,254,495
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	511,089	508,269
Ser. 04-HB2, Class E, 5s, 2012	549,999	531,475
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.408s, 2035	7,423,339	7,394,344
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.4s, 2039 (Cayman Islands)	735,000	755,787
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.66s, 2015 (Cayman Islands)	1,555,000	1,557,333
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	695,653	680,933
Ser. 04-B, Class C, 3.93s, 2012	563,333	546,592
Neon Capital, Ltd. 144A limited recourse sec. notes
Ser. 96, 1.458s, 2013 (Cayman Islands) (F) (g)	1,026,842	210,449
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	2,365,000	2,259,325
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL, 8.6s,
2038 (Cayman Islands)	966,000	970,106
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.35s, 2035	941,447	975,722
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	466,456	486,937
Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1,
5.41s, 2032	6,098,321	5,134,982
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	917,483	800,535
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.464s, 2018 (Ireland)	798,000	809,596
FRB Ser. 05-A, Class D, 6.664s, 2012 (Ireland)	908,000	907,909
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.885s, 2035	298,000	262,333
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	551,000	537,311
Park Place Securities, Inc. FRB Ser. 04-WHQ2,
Class A3A, 5.735s, 2035	1,263,968	1,265,045
Park Place Securities, Inc. 144A
FRB Ser. 05-WCW2, Class M11, 7.885s, 2035	1,266,000	956,226
FRB Ser. 04-MHQ1, Class M10, 7.885s, 2034	570,000	522,564
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	385,989	384,569
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.45s,
2042 (United Kingdom)	2,510,000	2,539,382
Provident Funding Mortgage Loan Trust FRB Ser. 05-2,
Class 1A1A, 4.405s, 2035	4,480,575	4,414,766
Providian Gateway Master Trust FRB Ser. 04-EA,
Class E, 8.199s, 2011	3,450,000	3,510,375
Providian Gateway Master Trust 144A
FRB Ser. 04-AA, Class D, 7.219s, 2011	1,400,000	1,413,916
FRB Ser. 04-EA, Class D, 6.299s, 2011	2,100,000	2,119,207
Ser. 04-DA, Class D, 4.4s, 2011	1,183,000	1,153,887
Renaissance NIM Trust 144A Ser. 05-1, Class N, 4.7s,
2035	104,151	104,151
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.982s, 2034	743,390	739,014
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	246,390	245,120
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 8.135s, 2035	1,391,000	1,231,704
Ser. 04-NT, Class Note, 5s, 2034	213,094	204,571
Ser. 04-N10B, Class A1, 5s, 2034	196,413	195,554
Ser. 04-NT12, Class Note, 4.7s, 2035	94,294	94,017
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.165s, 2036	1,669,648	18,001
Residential Funding Mortgage
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	5,709,214	5,365,519
FRB Ser. 05-SA2, Class 1A, 4.686s, 2035	2,298,554	2,273,683
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.645s, 2033	2,749,022	2,749,881
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	3,662	1,282
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	237,726	23,773
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	399,036	74,881
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	46,632	23,316
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	100,267	10,027
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	21,771	10,886

Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	76,665	26,833
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	365,832	364,501
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	41,548	41,396
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	205,032	203,360
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	560,475	555,942
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	23,704	23,650
Ser. 05-1A, Class A, 4 1/4s, 2035 (Cayman Islands)	587,957	582,763
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035 (Cayman Islands)	726,638	721,144
Ser. 05-WF1A, Class A, 4 3/4s, 2035	183,664	182,620
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HS1N, Class Note, 5.92s, 2034 (Cayman Islands)	61,397	61,397
Ser. 04-HE2N, Class NA, 5.43s, 2034 (Cayman Islands)	30,154	29,928
Ser. 04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands)	230,946	57,736
Ser. 04-RM2N, Class NA, 4s, 2035 (Cayman Islands)	133,972	133,804
Ser. 04-HE4N, Class NA, 3 3/4s, 2034 (Cayman Islands)	228,902	226,613
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.885s, 2035	672,000	586,824
South Coast Funding 144A FRB Ser. 3A, Class A2, 6.36s,
2038 (Cayman Islands)	760,000	760,684
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.312s, 2035	3,836,365	3,799,112
Ser. 04-12, Class 1A2, 4.963s, 2034	2,359,354	2,369,581
Ser. 04-10, Class 1A1, 4.907s, 2034	1,658,899	1,665,090
Ser. 04-8, Class 1A3, 4.675s, 2034	63,402	63,649
Ser. 04-6, Class 1A, 4.39s, 2034	7,690,199	7,716,054
Ser. 05-9, Class AX, IO, 0.954s, 2035	48,395,477	754,969
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.735s, 2034	1,631,059	1,631,222
Structured Asset Investment Loan Trust 144A
FRB Ser. 06-BNC2, Class B1, 7.885s, 2036	222,000	197,940
FRB Ser. 06-BNC1, Class B1, 7.885s, 2036	1,492,000	1,354,498
FRB Ser. 05-HE3, Class M11, 7.885s, 2035	1,284,000	1,045,912
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.575s, 2015	6,669,946	6,667,865
Structured Asset Securities Corp.
Ser. 03-40A, Class 1A, 5.042s, 2034	870,907	874,585
IFB Ser. 05-10, Class 3A3, 4.991s, 2034	4,062,134	3,561,551
Ser. 04-8, Class 1A1, 4.675s, 2034	1,632,465	1,638,830
IFB Ser. 05-6, Class 5A8, 3.13s, 2035	5,448,787	4,261,828
Structured Asset Securities Corp. 144A
Ser. 98-RF3, Class A, IO, 6.1s, 2028	5,520,963	575,389
Ser. 05-RF6, Class AIO, IO, 0.860s, 2043 (SN)	8,705,295	226,559
Ser. 05-RF4, Class AIO, IO, 0.734s, 2035 (SN)	6,097,119	148,935
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.805s, 2035	970,761	971,432
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	2,298,000	2,309,617
Wells Fargo Home Equity Trust 144A Ser. 04-2,
Class N2, 8s, 2034 (Cayman Islands)	251,627	251,629
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.099s, 2036	5,295,718	5,224,755
FRB Ser. 05-AR2, Class 2A1, 4.546s, 2035	2,158,395	2,100,766
FRB Ser. 04-R, Class 2A1, 4.354s, 2034	2,198,360	2,141,642
Ser. 05-AR9, Class 1A2, 4.353s, 2035	1,892,437	1,845,329
Ser. 05-AR12, Class 2A5, 4.319s, 2035	26,265,000	25,440,766
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	56,771,000	754,603
WFS Financial Owner Trust
Ser. 05-1, Class D, 4 1/4s, 2012	484,357	476,573
Ser. 04-3, Class D, 4.07s, 2012	631,788	622,880
Ser. 04-4, Class D, 3.58s, 2012	412,819	405,821
Ser. 04-1, Class D, 3.17s, 2011	347,244	342,930
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.385s, 2044 (United Kingdom)	2,165,000	2,164,932
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010	54,989	54,924
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	2,000,729	1,985,966

Total asset-backed securities (cost $453,041,946)		$436,654,878

CORPORATE BONDS AND NOTES (9.6%)(a)
	Principal amount	Value

Basic Materials (0.4%)
Alcan, Inc. notes 6 1/8s, 2033 (Canada)	$750,000	$716,938
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	1,950,000	1,852,340
Georgia-Pacific Corp. notes 8 1/8s, 2011	815,000	812,963
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	1,585,000	1,530,592
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	570,000	543,290
Newmont Mining Corp. notes 5 7/8s, 2035	830,000	744,131
Potash Corp. of Saskatchewan notes 7 3/4s, 2011
(Canada)	670,000	725,480
Teck Cominco, Ltd. notes 6 1/8s, 2035 (Canada)	825,000	744,110
Teck Cominco, Ltd. notes 5 3/8s, 2015 (Canada)	150,000	140,946
Weyerhaeuser Co. debs. 7.95s, 2025	1,185,000	1,271,882
Weyerhaeuser Co. debs. 7 3/8s, 2032	1,180,000	1,221,630
		10,304,302

Capital Goods (0.1%)

L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	640,000	600,000
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015	750,000	720,000
Lockheed Martin Corp. bonds 8 1/2s, 2029	1,520,000	1,943,463
Raytheon Co. debs. 6 3/4s, 2018	120,000	127,391
Waste Management, Inc. sr. notes 7s, 2028	670,000	705,616
		4,096,470

Communication Services (1.2%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	1,135,000	1,152,025
AT&T Corp. notes 6s, 2009	500,000	505,083
AT&T Corp. sr. notes 8s, 2031	825,000	962,574
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	2,995,000	3,708,532
Bellsouth Capital Funding notes 7 3/4s, 2010	750,000	797,892
Citizens Communications Co. sr. notes 6 1/4s, 2013	910,000	866,775
Embarq Corp. notes 7.082s, 2016	1,230,000	1,237,866
France Telecom notes 8 1/2s, 2031 (France)	560,000	690,868
France Telecom notes 7 3/4s, 2011 (France)	389,000	421,408
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	825,000	834,112
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	1,020,000	977,925
Southwestern Bell Telephone debs. 7s, 2027	1,245,000	1,242,918
Sprint Capital Corp. company guaranty 6.9s, 2019	920,000	955,560
Sprint Capital Corp. company guaranty 6 7/8s, 2028	2,410,000	2,438,561
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	1,775,000	1,663,445
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	525,000	494,198
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	1,315,000	1,201,647
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	1,745,000	1,792,780
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	370,000	374,808
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	725,000	839,130
Verizon New England, Inc. sr. notes 6 1/2s, 2011	2,600,000	2,632,731
Verizon New Jersey, Inc. debs. 8s, 2022	1,050,000	1,135,684
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	1,305,000	1,446,994
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	364,000	331,186
		28,704,702

Conglomerates (0.1%)
Tyco International Group SA company guaranty 6 3/4s,
2011 (Luxembourg)	1,497,000	1,560,191

Consumer Cyclicals (1.2%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	765,000	806,035
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	890,000	834,643
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	5,550,000	5,759,651
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (S)	400,000	402,956
Ford Motor Credit Corp. notes 7 3/8s, 2009	3,855,000	3,636,321
Ford Motor Credit Corp. notes 6 3/8s, 2008	1,355,000	1,275,281
Ford Motor Credit Corp. notes 5 5/8s, 2008	2,499,000	2,346,908
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010	1,124,000	1,112,479
General Motors Acceptance Corp. FRN 6.457s, 2007	2,160,000	2,146,319
General Motors Acceptance Corp. FRN Ser. MTN, 6.407s,
2007	1,435,000	1,432,182
General Motors Acceptance Corp. FRN Ser. MTN, 6.039s,
2007	2,370,000	2,360,819
GTECH Holdings Corp. notes 4 3/4s, 2010	870,000	842,277
Harrah's Operating Co., Inc. company guaranty 5 3/4s,
2017	1,725,000	1,586,005
JC Penney Co., Inc. debs. 7.65s, 2016	180,000	197,583
JC Penney Co., Inc. notes 6 7/8s, 2015	465,000	483,725
Johnson Controls, Inc. sr. notes 5 1/2s, 2016	1,130,000	1,084,151
Office Depot, Inc. notes 6 1/4s, 2013	751,000	758,072
Omnicom Group, Inc. sr. notes 5.9s, 2016	885,000	866,367
Park Place Entertainment Corp. sr. notes 7s, 2013	1,440,000	1,474,173
		29,405,947

Consumer Staples (1.1%)
AT&T Broadband Corp. company guaranty 9.455s, 2022	750,000	938,964
Chancellor Media Corp. company guaranty 8s, 2008	450,000	469,013
Clear Channel Communications, Inc. notes 5 1/2s, 2014	250,000	226,782
Cox Communications, Inc. notes 6 3/4s, 2011	1,000,000	1,026,127
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,450,000	1,541,227
CVS Corp. 144A pass-through certificates 6.117s, 2013	962,342	962,957
Dean Foods Co. company guaranty 7s, 2016	920,000	890,100
Delhaize America, Inc. company guaranty 8 1/8s, 2011	1,660,000	1,766,120
Diageo PLC company guaranty 8s, 2022	1,110,000	1,313,088
Fortune Brands, Inc. notes 5 3/8s, 2016	1,570,000	1,463,463
Kraft Foods, Inc. bonds 6 1/2s, 2031	800,000	814,896
News America Holdings, Inc. debs. 7 3/4s, 2045	710,000	757,792
News America, Inc. company guaranty 6.4s, 2035	1,790,000	1,682,860
News America, Inc. debs. 7 1/4s, 2018	975,000	1,052,849

TCI Communications, Inc. debs. 9.8s, 2012	1,580,000	1,832,280
TCI Communications, Inc. debs. 8 3/4s, 2015	2,290,000	2,631,714
TCI Communications, Inc. debs. 7 7/8s, 2013	1,010,000	1,096,478
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	90,000	100,048
Time Warner, Inc. debs. 9.15s, 2023	1,110,000	1,347,501
Time Warner, Inc. debs. 9 1/8s, 2013	2,735,000	3,128,476
Viacom, Inc. company guaranty 7 7/8s, 2030	650,000	688,204
Viacom, Inc. 144A sr. notes 5 3/4s, 2011	810,000	794,906
		26,525,845

Energy (0.4%)
Amerada Hess Corp. bonds 7 7/8s, 2029	2,195,000	2,495,974
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	1,370,000	1,392,263
EnCana Holdings Finance Corp. company guaranty 5.8s,
2014 (Canada)	800,000	789,681
Enterprise Products Operating LP company guaranty Ser.
B, 6 3/8s, 2013	805,000	813,711
Forest Oil Corp. sr. notes 8s, 2011	755,000	775,763
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	715,000	697,011
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	900,000	866,250
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	360,000	374,101
Sunoco, Inc. notes 4 7/8s, 2014	770,000	713,999
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	940,000	1,053,988
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	650,000	627,104
		10,599,845

Financial (2.8%)
Bank of America Corp. sub. notes 7 3/4s, 2015	2,415,000	2,727,351
Bank One Corp. sub. debs. 7 5/8s, 2026	4,040,000	4,606,085
Bank One Corp. sub. notes 5 1/4s, 2013	515,000	503,657
Block Financial Corp. notes 5 1/8s, 2014	980,000	904,823
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.202s, 2012 (Cayman Islands)	2,907,000	2,885,171
Brandywine Operating Partnership LP notes 5 3/4s, 2012
(R)	705,000	697,796
Capital One Bank notes 6 1/2s, 2013	840,000	863,943
CIT Group, Inc. sr. notes 5s, 2015	690,000	646,286
CIT Group, Inc. sr. notes 5s, 2014	3,625,000	3,427,898
Citigroup, Inc. sub. notes 5s, 2014	2,829,000	2,682,605
Colonial Properties Trust notes 6 1/4s, 2014 (R)	870,000	868,846
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	1,540,000	1,457,904
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	485,000	471,419
EOP Operating LP company guaranty 4 3/4s, 2014 (R)	550,000	506,124
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	1,090,000	1,040,091
ERP Operating LP notes 6.584s, 2015	735,000	764,726
Fund American Cos. Inc. notes 5 7/8s, 2013	2,165,000	2,080,981
GATX Financial Corp notes 5.8s, 2016	755,000	733,519
Greenpoint Capital Trust I company guaranty 9.1s, 2027	790,000	842,679
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	520,000	508,229
Heritage Property Investment Trust company guaranty
5 1/8s, 2014 (R)	985,000	937,617
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	1,005,000	1,039,537
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	710,000	692,579
HRPT Properties Trust notes 6 1/4s, 2016 (R)	660,000	658,378
International Lease Finance Corp. notes 4 3/4s, 2012	3,270,000	3,124,371
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	2,205,000	2,131,768
Lehman Brothers Holdings, Inc. notes Ser. MTN, 5 1/2s,
2016	2,450,000	2,368,329
Liberty Mutual Group 144A notes 6 1/2s, 2035	3,010,000	2,689,363
Loews Corp. notes 5 1/4s, 2016	630,000	592,300
MetLife, Inc. notes 5.7s, 2035	1,085,000	994,146
MetLife, Inc. notes 5s, 2015	1,505,000	1,413,651
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	815,000	792,940
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	890,000	898,945
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	640,000	605,273
Nuveen Investments, Inc. sr. notes 5s, 2010	640,000	620,281
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	965,000	961,371
PNC Bank NA notes 4 7/8s, 2017	1,300,000	1,193,273
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	1,260,000	1,223,255
Prudential Holdings LLC 144A bonds 8.695s, 2023	2,035,000	2,443,445
Rouse Co. (The) notes 7.2s, 2012 (R)	1,930,000	1,953,108
Safeco Capital Trust I company guaranty 8.072s, 2037	1,835,000	1,931,330
Simon Property Group LP unsub. 5 3/4s, 2015 (R)	950,000	930,463
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	920,000	888,361
St. Paul Travelers Cos., Inc. (The) sr. unsecd. notes
5 1/2s, 2015	750,000	716,557
UBS AG/Jersey Branch FRN 8.414s, 2008 (Jersey)	5,000,000	5,143,750
Washington Mutual Bank/Henderson NV sub. notes 5 1/8s,
2015	870,000	814,059
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	1,390,000	1,389,380
		68,367,963

Health Care (0.3%)
Bayer Corp. 144A FRB 6.2s, 2008	1,330,000	1,340,175

Health Management Associates, Inc. sr. notes 6 1/8s,
2016		850,000	781,800
Hospira, Inc. notes 5.9s, 2014		530,000	524,671
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		370,000	370,925
WellPoint, Inc. notes 5s, 2014		685,000	645,130
WellPoint, Inc. unsecd. notes 5 1/4s, 2016		800,000	761,601
Wyeth notes 5 1/2s, 2014		3,175,000	3,111,062
			7,535,364

Technology (0.2%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027		1,015,000	1,069,688
Avnet, Inc. notes 6s, 2015		960,000	912,280
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014		1,210,000	1,111,184
Xerox Corp. sr. notes 6.4s, 2016		1,430,000	1,371,013
			4,464,165

Transportation (0.1%)
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011		705,000	740,250
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018		1,572,168	1,576,098
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017		568,887	564,621
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011		610,000	612,184
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014		470,000	451,966
			3,945,119

Utilities & Power (1.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013		840,000	817,003
Appalachian Power Co. sr. notes 5.8s, 2035		960,000	870,213
Atmos Energy Corp. notes 4.95s, 2014		1,525,000	1,404,774
Beaver Valley II Funding debs. 9s, 2017		1,435,000	1,603,569
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011		1,735,000	1,864,060
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017		670,000	761,884
Commonwealth Edison Co. 1st mtge. 5.9s, 2036		1,310,000	1,223,388
Consolidated Natural Gas Co. sr. notes 5s, 2014		650,000	602,233
Consumers Energy Co. 1st mtge. 5s, 2012		1,525,000	1,457,020
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013		1,420,000	1,374,601
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013		1,035,000	995,092
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015		325,000	308,587
Enbridge Energy Partners LP sr. notes 5.35s, 2014		735,000	696,056
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015		1,325,000	1,217,655
FirstEnergy Corp. notes Ser. B, 6.45s, 2011		735,000	755,485
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013		680,000	688,331
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008		525,000	540,750
Kansas Gas & Electric bonds 5.647s, 2021		500,000	479,740
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		685,000	653,153
MidAmerican Energy Holdings Co. 144A bonds 6 1/8s, 2036		3,295,000	3,170,696
Monongahela Power Co. 1st mtge. 5s, 2006		2,940,000	2,936,181
National Fuel Gas Co. notes 5 1/4s, 2013		980,000	949,878
Nevada Power Co. 2nd mtge. 9s, 2013		755,000	819,485
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015		580,000	558,911
Oncor Electric Delivery Co. debs. 7s, 2022		800,000	838,658
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033		490,000	532,167
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013		1,570,000	1,543,685
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012 (S)		1,446,713	1,448,304
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015		855,000	820,133
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016		1,295,000	1,256,770
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009		1,605,000	1,656,620
Public Service Co. of New Mexico sr. notes 4.4s, 2008		785,000	764,361
Southern California Edison Co. 1st mtge. 5s, 2014		310,000	295,718
Southern California Edison Co. notes 6.65s, 2029		1,620,000	1,671,855
Teco Energy, Inc. notes 7.2s, 2011		1,485,000	1,516,556
TransAlta Corp. notes 5 3/4s, 2013 (Canada)		880,000	855,827
TXU Energy Co. sr. notes 7s, 2013		750,000	772,307
Westar Energy, Inc. 1st mtge. 5.15s, 2017		195,000	180,597
Westar Energy, Inc. 1st mtge. 5.1s, 2020		1,015,000	908,309
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)		212,310	17,707
			41,828,319

Total corporate bonds and notes (cost $244,535,950)			$237,338,232

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration	Contract amount	Value
	date/strike price
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07 / $5.28	$110,693,000	$3,232,291
Option on an interest rate swap with JPMorgan Chase

Bank, N.A. for the right to receive a fixed rate of
5.28% versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07 / $5.28	110,693,000	961,269
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.621% versus the three month USD-LIBOR-BBA maturing
on July 12, 2010.	Jul 07 / $5.621	25,100,000	312,204
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.861% versus the three month USD-LIBOR-BBA maturing
on July 14, 2024.	Jul 09 / $5.861	21,300,000	1,153,020
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.86% versus the three month USD-LIBOR-BBA maturing on
July 14, 2029.	Jul 09 / $5.86	550,000	34,116

Total purchased options outstanding (cost $6,703,032)			$5,692,900

MUNICIPAL BONDS AND NOTES (0.1%)(a)

	Rating (RAT)	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$1,355,000	$1,365,718
NJ State Tpk. Auth. Rev. Bonds, Ser. B
AMBAC, 4.252s, 1/1/16	Aaa	1,705,000	1,563,042
AMBAC, U.S. Govt. Coll., 4.252s, 1/1/16 (Prerefunded)	Aaa	90,000	82,059

Total municipal bonds and notes (cost $3,149,707)			$3,010,819

UNITS (--%)(a) (cost $1,281,754)
		Units	Value

Cendant Corp. units 4.89s, 2006		1,310,000	$654,547

SHORT-TERM INVESTMENTS (25.8%)(a)
		Principal	Value
		amount/shares
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from August 1, 2006 to
August 23, 2006 (d)		$2,084,367	$2,083,650
Interest in $550,000,000 joint tri-party repurchase
agreement dated July 31, 2006 with Bank of America
Securities, LLC due August 1, 2006 with respect to
various U.S. Government obligations -- maturity value
of $189,245,805 for an effective yield of 5.29%
(collateralized by Fannie Mae securities with a yields
ranging from 4.00% to 8.00% and due dates ranging from
January 1, 2007 to July 1, 2036 and Freddie Mac
securities with yields ranging from 4.00% to 12.00%
and due dates ranging from January 1, 2007 to
July 1, 2036 valued at $531,422,424)		189,218,000	189,218,000
Putnam Prime Money Market Fund (e)		423,614,760	423,614,760
U.S. Treasury Bills 4.76%, August 17, 2006 (SEG)		3,545,000	3,537,595
Tulip Funding Corp., for an effective yield of 5.31%,
August 1, 2006		17,541,000	17,541,000

Total short-term investments (cost $635,995,005)			$635,995,005

TOTAL INVESTMENTS

Total investments (cost $3,222,108,130)(b)			$3,163,744,922

FUTURES CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	753	$177,933,900	Sep-06	$(365,569)
Euro-Dollar 90 day (Short)	233	55,127,800	Mar-07	419,629
U.S. Treasury Long Bond 20 yr (Long)	927	100,376,719	Sep-06	1,473,117
U.S. Treasury Note 2 yr (Short)	33	6,714,469	Sep-06	6,126
U.S. Treasury Note 5 yr (Short)	3,527	367,579,531	Sep-06	(1,762,544)
U.S. Treasury Note 10 yr (Long)	474	50,258,813	Sep-06	924,893

Total				$695,652

WRITTEN OPTIONS OUTSTANDING at 7/31/06 (premiums received $13,220,147) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.403% versus the three month USD-LIBOR-BBA maturing on May 8,
2008.	$17,850,000	May 07 / $5.403	$44,452
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5,
2017.	113,530,000	Jul 07 / $4.55	282,338
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.82% versus the three month USD-LIBOR-BBA maturing on July 12,
2027.	9,400,000	Jul 07 / $5.82	400,663
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.588% versus the three month USD-LIBOR-BBA maturing on July
12, 2008.	48,500,000	Jul 07 / $5.588	215,966
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July
5, 2017.	113,530,000	Jul 07 / $4.55	8,676,746
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on July 13,
2021.	18,400,000	Jul 11 / $5.89	883,634
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	45,268,000	Mar 08 / $5.225	808,305
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	45,268,000	Mar 08 / $5.225	1,993,014

Total			$13,305,118

TBA SALE COMMITMENTS OUTSTANDING at 7/31/06 (proceeds receivable $167,500,703) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 4s, August 1, 2021	$2,100,000	8/17/06	$1,951,195
FHLMC 6s, August 1, 2021	10,500,000	8/17/06	10,571,367
FNMA 5s, August 1, 2021	37,300,000	8/17/06	36,236,368
FNMA 4 1/2s, September 1, 2021	74,900,000	9/18/06	71,453,432
FNMA 4 1/2s, August 1, 2021	50,900,000	8/17/06	48,605,525

Total			$168,817,887

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$1,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(60,328)

61,500,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	1,844,146

4,590,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	367,025

3,830,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	290,144

9,200,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	686,584

25,430,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	1,734,088

106,100,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	1,484,140

134,600,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(5,510,687)

70,599,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	3,198,527

91,608,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(4,349,248)

Citibank, N.A.
65,880,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(250,307)

5,230,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(32,032)

Credit Suisse First Boston International
55,240,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(2,583,518)

Credit Suisse International
5,195,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(63,442)

Deutsche Bank AG
54,861,045	8/2/22	3 month USD-LIBOR-BBA	5.7756%	1,709,068

61,565,504	8/2/32	5.86%	3 month USD-LIBOR-BBA	(2,696,712)

Goldman Sachs Capital Markets, L.P.
5,322,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(14,520)

16,030,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(56,320)

54,861,045	8/12/22	3 month USD-LIBOR-BBA	5.601%	640,676

61,565,504	8/12/32	5.689%	3 month USD-LIBOR-BBA	(1,199,839)

JPMorgan Chase Bank, N.A.
55,400,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	1,772,308

15,425,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(762,909)

80,000,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(6,922,640)

5,510,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	448,266

22,120,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	1,532,952

58,900,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(2,188,596)

156,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	6,767,450

Lehman Brothers Special Financing, Inc.
10,740,000	1/23/14	4.419%	3 month USD-LIBOR-BBA	710,186

10,740,000	1/23/14	4.408%	3 month USD-LIBOR-BBA	710,854

68,000,000	8/31/10	4.505%	3 month USD-LIBOR-BBA	1,486,861

281,362,000	7/13/08	3 month USD-LIBOR-BBA	5.63%	1,047,292

91,163,000	7/13/16	5.707%	3 month USD-LIBOR-BBA	(1,128,664)

35,700,000	5/5/16	5.653%	3 month USD-LIBOR-BBA	(338,275)

40,700,000	5/5/08	5.3975%	3 month USD-LIBOR-BBA	12,408

54,700,000	4/28/16	5.613%	3 month USD-LIBOR-BBA	(1,058,945)

73,700,000	7/15/10	4.38%	3 month USD-LIBOR-BBA	2,683,505

81,400,000	4/28/08	5.4025%	3 month USD-LIBOR-BBA	(1,026,075)

2,040,000	4/10/15	5.41053%	3 month USD-LIBOR-BBA	(12,193)

17,662,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	980,248

14,151,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	671,882

36,201,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	240,621

84,327,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	3,130,263

54,861,045	8/2/22	3 month USD-LIBOR-BBA	5.7756%	1,709,068

53,317,584	8/2/12	5.152%	3 month USD-LIBOR-BBA	142,785

Merrill Lynch Capital Services, Inc.
53,317,584	8/13/12	4.94%	3 month USD-LIBOR-BBA	781,451

54,861,045	8/12/22	3 month USD-LIBOR-BBA	5.601%	640,676

Morgan Stanley Capital Services, Inc.
28,000,000	10/2/10	6.94%	3 month USD-LIBOR-BBA	(2,096,661)

Total				$5,071,563

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
$21,290,000	11/1/06	(7.5 bp plus beginning of period	Lehman Brothers AAA 8.5+	$15,534
		nominal spread of Lehman Brothers	CMBS Index adjusted by
		AAA 8.5+ Commercial Mortgage	modified duration factor
		Backed Securities Index)

Deutsche Bank AG London
21,290,000	11/1/06	(5 bp plus nominal spread of Lehman	Lehman Brothers AAA 8.5+	14,159
		Brothers AAA 8.5+ Commercial	CMBS Index adjusted by
		Mortgage Backed Securities Index)	modified duration factor

Goldman Sachs International
4,951,000		678 bp (1 month USD-LIBOR)	Ford Credit Auto Owner Trust	(6,928)
	9/15/11		Series 2005-B Class D

19,920,000	11/1/06	(5 bp plus change in spread on the	Lehman Brothers AAA 8.5+	15,020
		Lehman Brothers AAA 8.5+	CMBS Index adjusted by
		Commercial Mortgage Backed	modified duration factor
		Securities Index multiplied by the
		modified duration factor)

88,260,000	12/1/06	(5 bp plus change in spread on the	Lehman Brothers Aaa 8.5+	249,069
		Lehman Brothers Aaa 8.5+	CMBS Index adjusted by
		Commercial Mortgage Backed	modified duration factor
		Securities Index multiplied by the
		modified duration factor)

Total				$286,854

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications Corp. 7 5/8s, 2012	--	$990,000	9/20/11	(111 bp)	$(2,588)

L-3 Communications Corp. 7 5/8s, 2012	--	400,000	6/20/11	(101 bp)	(79)

Waste Management, 7.375%, 8/1/10	--	1,400,000	9/20/12	64 bp	16,249

Citibank, N.A.
DJ CDX NA HY Series 6 Index	662	529,250	6/20/11	(345 bp)	(1,104)

DJ CDX NA HY Series 6 Index	4,298	264,500	6/20/11	(345 bp)	3,417

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,117,000	6/20/11	80 bp	(12,615)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	1,058,000	6/20/11	74 bp	(9,720)

Deutsche Bank AG
CVS Corp., 5.625%, 3/15/06	--	940,000	12/20/14	0.58%	7,113

France Telecom, 7.25%, 1/28/2013	--	2,375,000	6/20/16	70 bp	6,358

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 6 Index	6,500	650,000	6/20/11	(345 bp)	4,333

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,600,000	6/20/11	74 bp	(22,389)

DJ CDX NA IG Series 5 Index	(85,233)	34,405,000	12/20/10	(45 bp)	(180,363)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	1,386,000	12/20/10	(115 bp)	(23,066)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	1,472,000	12/20/10	(113 bp)	(23,300)

Goodrich Corp., 7 5/8%, 12/15/12	--	1,170,000	9/20/10	49 bp	8,485

Noble Energy, Inc., 8%, 4/1/27	--	1,590,000	6/20/13	60 bp	(13,181)

Goldman Sachs International
DJ CDX NA HY Series 6 Index	1,627	650,750	6/20/11	(345 bp)	(543)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,603,000	6/20/11	85 bp	(10,468)

DJ CDX NA IG Series 6 Index	--	8,186,000	6/20/13	55 bp	4,896

DJ CDX NA IG Series 6 Index	--	8,186,000	6/20/13	(50 bp)	(249)

One of the underlying securities in the basket of
BB CMBS securities	--	11,022,000	(a)	2.461%	549,907

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 6 Index	(1,623)	649,250	6/20/11	(345 bp)	(3,788)

DJ CDX NA HY Series 6 Index	3,904	520,500	6/20/11	(345 bp)	2,168

DJ CDX NA HY Series 6 Index	6,388	638,750	6/20/11	(345 bp)	4,258

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,597,000	6/20/11	96 bp	1,818

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,082,000	6/20/11	74 bp	(18,271)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,555,000	6/20/11	72 bp	(24,298)

DJ CDX NA IG Series 5 Index	(4,852)	15,270,000	12/20/10	45 bp	(47,074)

DJ CDX NA IG Series 4 Index	(11,076)	8,405,000	12/20/10	(45 bp)	(34,316)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	1,960,000	6/20/12	309 bp	115,650

DJ CDX NA IG Series 4 Index 3-7% tranche	--	1,544,000	6/20/10	(124.5 bp)	(38,033)

DJ CDX NA IG Series 5 Index	(31,305)	17,455,000	12/20/10	(45 bp)	(79,568)

Hilton Hotels, 7 5/8%, 12/1/2012	--	1,980,000	6/20/13	94 bp	(31,113)

Merrill Lynch International
DJ CDX NA IG Series 5 Index	(3,710)	5,850,000	12/20/10	(45 bp)	(19,886)

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--	1,386,000	12/20/12	246 bp	29,439

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY Series 6 Index	(4,965)	662,000	6/20/11	(345 bp)	(7,173)

DJ CDX NA HY Series 6 Index	(3,434)	686,750	6/20/11	(345 bp)	(5,724)

DJ CDX NA HY Series 6 Index	(2,073)	414,500	6/20/11	(345 bp)	(3,455)

DJ CDX NA HY Series 6 Index	--	662,750	6/20/11	(345 bp)	(2,211)

DJ CDX NA HY Series 6 Index	6,613	661,250	6/20/11	(345 bp)	4,407

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,648,000	6/20/11	107.5 bp	15,182

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,747,000	6/20/11	106 bp	14,021

DJ CDX NA HY Series 6 Index 25-35% tranche	--	1,658,000	6/20/11	103.5 bp	6,617

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,651,000	6/20/11	88.5 bp	(6,646)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,645,000	6/20/11	73 bp	(24,269)

DJ CDX NA HY Series 6 Index 25-35% tranche	10,745	661,250	6/20/11	345 bp	8,540

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,645,000	6/20/11	74 bp	(24,298)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	11,640,000	6/20/10	(62 bp)	(26,874)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	3,088,000	6/20/12	275 bp	128,610

DJ CDX NA IG Series 4 Index 3-7% tranche	--	1,960,000	6/20/10	(110.5 bp)	(38,611)

DJ CDX NA IG Series 5 Index 3-7% tranche	-- 1,386,000	12/20/12	248 bp	30,954

DJ CDX NA IG Series 5 Index 3-7% tranche	-- 1,386,000	12/20/10	(115 bp)	(23,066)

Total				$204,083

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $2,464,583,339.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2006, for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $3,223,973,672, resulting in gross unrealized appreciation and depreciation of $17,079,269 and $77,308,019, respectively, or net unrealized depreciation of $60,228,750.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at July 31, 2006.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2006.

(R) Real Estate Investment Trust.

(SN) The securities noted above were purchased during the period for an aggregate cost of $4,150,346. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of July 31, 2006, the aggregate values of these securities totaled $2,874,535. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the Fund may have claims against other parties in this regard.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2006, the value of securities loaned amounted to $2,038,217. Certain of these securities were sold prior to period-end. The fund received cash collateral of $2,083,650 which is pooled with collateral of other Putnam funds into 24 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $13,699,952 for the period ended July 31, 2006. During the period ended July 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $1,186,812,079 and $1,030,111,000, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

At July 31, 2006, liquid assets totaling $875,466,047, have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The dates shown on debt obligations are the original maturity dates.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at July 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at July 31, 2006.

AMBAC represents AMBAC Indemnity Corporation.

U.S. Govt. Coll. represents U.S. Government Collateralized.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped securities which represent a participation in securities that and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006